Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activity

The information below summarizes the stock option activity under the Plans.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding—December 28, 2025	4,930,300	$4.62	5.58	$1,903
Options exercised	—
Outstanding—March 29, 2026	4,930,300	4.62	5.74	1,376
Vested and expected to vest — March 29, 2026	4,930,300	4.62	5.74	1,376
Vested and exercisable — March 29, 2026	1,781,378	5.39	5.69	472

The information below summarizes the stock option activity under the Plans.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding – December 31, 2023	11,716,646	$3.48	8.53	$2,756
Options granted	6,121,251	0.93
Options exercised	(398,883)	0.77		39
Options cancelled	(7,441,781)	0.17
Outstanding – December 29, 2024	9,997,233	2.77	5.29	6,356
Options granted	—	—
Options exercised	(712,467)	0.72		83
Options cancelled	(4,354,466)	2.69
Outstanding – December 28, 2025	4,930,300	4.62	5.58	1,903
Vested and expected to vest— December 28, 2025	4,930,300	4.62	5.58	1,903
Vested and exercisable— December 28, 2025	1,909,809	5.94	5.87	635

Schedule of RSU Activity

The information below summarizes the RSU activity.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 28, 2025	14,234,360	$1.73
Vested and released	(863,030)	1.73
Cancelled or forfeited	(2,070)	1.74
Unvested at March 29, 2026	13,369,260	1.73

The information below summarizes the RSU activity.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	58,097	$2.07
Granted	2,593,097	1.78
Vested and released	(669,059)	1.73
Cancelled or forfeited	—	—
Unvested at December 29, 2024	1,982,135	1.79
Granted	22,235,871	1.73
Vested and released	(4,632,212)	1.75
Cancelled or forfeited	(5,351,434)	1.74
Unvested at December 28, 2025	14,234,360	1.73

Schedule of Statements of Operations and Comprehensive Loss

The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025
Cost of revenues	$485	$155
Sales and marketing	466	184
General and administrative	654	130
Total stock-based compensation expense	$1,605	$469

The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Cost of revenues	$3,003	$157
Sales and marketing	2,618	598
General and administrative	4,867	2,312
Total stock-based compensation expense	$10,488	$3,067

Schedule of Fair Value of Stock-Based Compensation

The following assumptions were used to calculate the fair value of stock-based compensation for the options granted in the fiscal year ended December 29, 2024:

Expected term (in years)	5.00 – 6.32
Expected volatility	58.45% – 62.39%
Risk-free interest rate	3.81% – 4.71%
Expected dividends	0.0%